LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	9 Months Ended
Sep. 30, 2024
Basic earnings per share [abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The calculation of the basic loss per share amount is based on the loss for the period attributable to ordinary equity holders of Legend Biotech Corporation, and the weighted average number of ordinary shares of 365,268,372 and 348,293,363 in issue during the nine months ended September 30, 2024 and 2023, respectively.
The calculation of the diluted earnings per share amount is based on the loss for the period attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the period, as used in the basic earnings per share calculation. The diluted loss per share equals the basic loss per share amounts presented for the nine months ended September 30, 2024 and 2023, as the impact of the outstanding share options and RSU had an anti-dilutive effect on the basic loss per share amounts presented.
The calculations of basic and diluted loss per share are based on:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	(203,310)	(373,436)

	Number of shares Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation	365,268,372	348,293,363